Financial Instruments - Estimated Fair Market Values of Financial Instruments Not Carried at Fair Value in Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016
Carrying Amount [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financing receivables	$ 18,474	$ 18,662
Debt	24,500	25,276
Fair Value [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financing receivables	18,351	18,554
Debt	$ 24,595	$ 25,372